PROPERTY, PLANT & EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Property Plant Equipment Details Narrative
Depreciation	$ 4,577	$ 4,793	$ 4,804